RIGHT-OF-USE ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of quantitative information about right-of-use assets [abstract]
Summary of Right of Use Assets Recognized in Consolidated Balance Sheets
16(a)    Amounts recognized in the consolidated balance sheets

	As of December 31,	As of December 31,
	2025	2024
Right of use assets	US$’000	US$’000
Land and land use right	1,629	1,619
Buildings	1,115	692
Motor vehicles and other assets	88	30
Office equipment	47	79
	2,879	2,420

Summary of Lease Expenses Recognized in Consolidated Income Statements

	2025	2024
Depreciation charge of right of use assets	US$’000	US$’000
Land	583	263
Buildings	476	413
Motor vehicles and other assets	44	52
Office equipment	36	37
	1,139	765

Interest expenses (included in finance cost)	138	85
Expenses relating to short-term leases	77	16
Expenses relating to lease of low-value assets that are not short-term leases	1	—